CREDIT FROM BANKING INSTITUTIONS (Schedule of Short Term Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Short-term loans - linked to the Mexican Pezo	$ 699	$ 920
Current maturities of long-term loan (Note 10B)	17,558	19,468
Credit from banking institutions	$ 18,257	$ 20,388